Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ 351	¥ (1,363)	¥ 304
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(239)	(221)	272
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	438	(402)	60
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	196	(618)	(13)
Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	(1)	0
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(10)	(27)	(20)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	(34)	(94)	5
Foreign exchange gains (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	447	(411)	57
Foreign exchange gains (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	438	(402)	60
Foreign exchange gains (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	9	(9)	(3)
Trading account profits (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	(96)	(952)	247
Trading account profits (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(239)	(221)	272
Trading account profits (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Trading account profits (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	196	(618)	(13)
Trading account profits (losses)—net | Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	(1)	0
Trading account profits (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(10)	(27)	(20)
Trading account profits (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ (43)	¥ (85)	¥ 8